Subsequent Events (Details Narrative) (10k) - Subsequent Event [Member] - USD ($)			3 Months Ended
	Apr. 11, 2017	Feb. 03, 2017	Apr. 30, 2017
Investment Agreement [Member]
Subsequent Event [Line Items]
Shares issued, shares			24,410,828
Shares issued, amount			$ 31,950
Investor [Member]
Subsequent Event [Line Items]
Shares issued, shares			14,315,887
Shares issued, amount			$ 29,000
Shares issued, price per share			$ 0.0028
Common stock description			Each unit consists of one share of our common stock and one-half warrant to purchase one-half equivalent share each of our common stock at a price of $0.0028 per share.
December 2016 Note [Member]
Subsequent Event [Line Items]
Proceeds from debt		$ 70,000
April 2017 Note [Member]
Subsequent Event [Line Items]
Proceeds from debt	$ 48,000
Debt instrument, fee amount	2,000
Debt instrument, principal amount	$ 50,000
Debt instrument bears interest rate	12.00%
Debt instrument maturity date	Jan. 10, 2018
Debt convertible original issue discount percentage	45.00%